Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Beginning balance	€ 213,501	€ 210,439
Impairment losses	52,007
Ending balance	156,982	213,501
Transfer in held for sale
Intangible assets
Beginning balance	257,774	254,714
Additions	2,324	3,126
Disposals	(8,485)	(2,179)
Transfer to held for sale	2,282
Net foreign exchange differences	(3,544)	2,113
Ending balance	245,787	257,774
Amortization and impairment
Intangible assets
Beginning balance	(44,273)	(44,275)
Amortization	(2,195)	(2,034)
Impairment losses	(52,007)
Disposals	8,336	2,159
Transfer to held for sale	(1,163)
Net foreign exchange differences	171	(123)
Ending balance	(88,805)	(44,273)
Brands
Intangible assets
Beginning balance	172,334	172,334
Ending balance	120,327	172,334
Brands | Transfer in held for sale
Intangible assets
Beginning balance	177,387	177,387
Disposals	(5,053)
Ending balance	172,334	177,387
Brands | Amortization and impairment
Intangible assets
Beginning balance	(5,053)	(5,053)
Impairment losses	(52,007)
Disposals	5,053
Ending balance	(52,007)	(5,053)
Trademarks and patents
Intangible assets
Beginning balance	34,276	31,848
Ending balance	30,512	34,276
Trademarks and patents | Transfer in held for sale
Intangible assets
Beginning balance	46,615	43,242
Additions	523	1,396
Disposals	(320)	(98)
Transfer to held for sale	691
Net foreign exchange differences	(3,505)	2,075
Ending balance	42,622	46,615
Trademarks and patents | Amortization and impairment
Intangible assets
Beginning balance	(12,339)	(11,394)
Amortization	(823)	(937)
Disposals	315	98
Transfer to held for sale	(599)
Net foreign exchange differences	138	(106)
Ending balance	(12,110)	(12,339)
Software
Intangible assets
Beginning balance	3,604	3,232
Ending balance	2,657	3,604
Software | Transfer in held for sale
Intangible assets
Beginning balance	27,925	26,489
Additions	571	1,338
Transfer from construction in progress	814	111
Disposals	(950)	(31)
Transfer to held for sale	1,494
Net foreign exchange differences	(38)	18
Ending balance	26,828	27,925
Software | Amortization and impairment
Intangible assets
Beginning balance	(24,321)	(23,257)
Amortization	(1,353)	(1,078)
Disposals	950	31
Transfer to held for sale	(520)
Net foreign exchange differences	33	(17)
Ending balance	(24,171)	(24,321)
Intangible assets in progress
Intangible assets
Beginning balance	1,051	770
Ending balance	1,323	1,051
Intangible assets in progress | Transfer in held for sale
Intangible assets
Beginning balance	1,051	770
Additions	1,230	392
Transfer from construction in progress	(814)	(111)
Disposals	(144)
Ending balance	1,323	1,051
Other
Intangible assets
Beginning balance	2,236	2,255
Ending balance	2,163	2,236
Other | Transfer in held for sale
Intangible assets
Beginning balance	4,796	6,826
Disposals	(2,018)	(2,050)
Transfer to held for sale	97
Net foreign exchange differences	(1)	20
Ending balance	2,680	4,796
Other | Amortization and impairment
Intangible assets
Beginning balance	(2,560)	(4,571)
Amortization	(19)	(19)
Disposals	2,018	2,030
Transfer to held for sale	(44)
Ending balance	€ (517)	€ (2,560)